Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Unsettled Purchased Foreign Currency Forward Contracts
As of December 31, 2017 and 2016, we had the following unsettled purchased foreign currency forward contracts that were entered into to hedge our operational exposure to foreign currency movements (in thousands, except for average contract rates):

December 31, 2017 Outstanding Notional Amount
Buy Currency	Sell Currency	Foreign Amount	USD Amount	Average Contract Rate
Polish Zloty	US Dollar	225,000	61,016	0.2712
Singapore Dollar	US Dollar	70,750	52,065	0.7359
British Pound Sterling	US Dollar	25,900	34,307	1.3246
Indian Rupee	US Dollar	1,720,000	25,939	0.0151
Australian Dollar	US Dollar	20,750	15,932	0.7678
Swedish Krona	US Dollar	44,100	5,353	0.1214
Brazilian Real	US Dollar	16,800	4,976	0.2962

December 31, 2016 Outstanding Notional Amount
Buy Currency	Sell Currency	Foreign Amount	USD Amount	Average Contract Rate
Polish Zloty	US Dollar	258,250	64,778	0.2508
Singapore Dollar	US Dollar	47,700	34,383	0.7208
British Pound Sterling	US Dollar	17,750	23,691	1.3347
Indian Rupee	US Dollar	1,174,500	16,786	0.0143
Australian Dollar	US Dollar	17,000	12,574	0.7396
Euro	US Dollar	1,800	2,031	1.1283

Schedule of Outstanding and Matured Interest Rate Swaps
Interest rate swaps outstanding at December 31, 2017 and matured during the years ended December 31, 2017, 2016 and 2015 are as follows:

Notional Amount	Interest Rate Received	Interest Rate Paid	Effective Date	Maturity Date
Designated as Hedging Instrument
$750 million	1 month LIBOR(1)	1.48%	December 31, 2015	December 30, 2016
$750 million	1 month LIBOR(2)	1.15%	March 31, 2017	December 31, 2017
$750 million	1 month LIBOR(2)	1.65%	December 29, 2017	December 31, 2018
$750 million	1 month LIBOR(2)	2.08%	December 31, 2018	December 31, 2019
$750 million	1 month LIBOR(2)	1.86%	December 31, 2019	December 31, 2020

Not Designated as Hedging Instrument(1)
$750 million	1 month LIBOR(3)	2.19%	December 30, 2016	December 29, 2017
$750 million	1.18%	1 month LIBOR	March 31, 2017	December 31, 2017
$750 million	1 month LIBOR(3)	2.61%	December 29, 2017	December 31, 2018
$750 million	1.67%	1 month LIBOR	December 29, 2017	December 31, 2018

(1)	Subject to a 1% floor.

(2)	Subject to a 0% floor.

(3)	As of February 22, 2017.

Schedule of Estimated Fair Values of Derivatives Designated as Hedging Instruments
The estimated fair values of our derivatives designated as hedging instruments as of December 31, 2017 and 2016 are as follows (in thousands):

	Derivative Assets (Liabilities)
		Fair Value as of December 31,
Derivatives Designated as Hedging Instruments	Consolidated Balance Sheet Location	2017	2016
Foreign exchange contracts	Prepaid expenses and other current assets	$6,213	$—
Foreign exchange contracts	Other accrued liabilities	—	(7,360)
Interest rate swaps	Prepaid expenses and other current assets	856	—
Interest rate swaps	Other assets, net	3,093	—
Interest rate swaps	Other accrued liabilities	—	(8,345)
Interest rate swaps	Other noncurrent liabilities	—	(7,339)
Total		$10,162	$(23,044)

	Derivative Assets (Liabilities)
		Fair Value as of December 31,
Derivatives Not Designated as Hedging Instruments	Consolidated Balance Sheet Location	2017	2016
Interest rate swaps	Other accrued liabilities	$(7,119)	$—
Total		$(7,119)	$—

Schedule of Effects of Derivative Instruments Net of Taxes on Other Comprehensive Income (Loss)
The effects of derivative instruments, net of taxes, on OCI for the years ended December 31, 2017, 2016 and 2015 are as follows (in thousands):

	Amount of (Loss) Gain Recognized in OCI on Derivative, Effective Portion
	Year Ended December 31,
Derivatives in Cash Flow Hedging Relationships	2017	2016	2015
Foreign exchange contracts	$13,205	$(6,413)	$(5,505)
Interest rate swaps	2,583	(3,446)	(7,939)
Total	$15,788	$(9,859)	$(13,444)

		Amount of Loss (Gain) Reclassified from Accumulated OCI into Income, Effective Portion
		Year Ended December 31,
Derivatives in Cash Flow Hedging Relationships	Income Statement Location	2017	2016	2015
Foreign exchange contracts	Cost of revenue	$(3,001)	$1,991	$10,646
Interest rate swaps	Interest Expense, net	5,083	2,336	—
Total		$2,082	$4,327	$10,646